UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Axial Capital Management LLC

Address:  101 Park Avenue, 20th Floor
          New York, New York  10178



13F File Number: 28-11699

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Eliav Assouline
Title:   Managing Member
Phone:   (212) 984-2100


Signature, Place and Date of Signing:


/s/ Eliav Assouline           New York, New York             August 15, 2011
--------------------        ------------------------      -------------------
     [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           2

Form 13F Information Table Entry Total:      32

Form 13F Information Table Value Total:    $ 1,051,821
                                            (thousands)


List of Other Included Managers:

Form 13F File Number                Name

(1)  28-11700                       Axial Capital, LP

(2)  28-14501                       Axial Capital Master, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                    Axial Capital Management LLC
                                                           June 30, 2011
COLUMN 1                      COLUMN 2        COLUMN 3   COLUMN 4      COLUMN 5        COL 6    COL 7             COLUMN 8

                                                         VALUE     SHS OR    SH/ PUT/  INVSMT   OTHR          VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT   PRN CALL  DSCRTN   MGRS      SOLE      SHARED    NONE
APOLLO GROUP INC              CL A            037604105    9,872     226,000     PUT    SOLE    NONE      226,000     0        0
BHP BILLITON LTD              SPONSORED ADR   088606108   20,724     219,000     PUT    SOLE    NONE      219,000     0        0
BRIDGEPOINT ED INC            COM             10807M105      913      36,505 SH         SOLE    NONE       36,505     0        0
BRIDGEPOINT ED INC            COM             10807M105    9,258     370,300     PUT    SOLE    NONE      370,300     0        0
CNINSURE INC                  SPONSORED ADR   18976M103    6,188     420,100     PUT    SOLE    NONE      420,100     0        0
COMCAST CORP NEW              CL A SPL        20030N200   72,829   3,005,718 SH         SOLE    NONE    3,005,718     0        0
COVANTA HLDG CORP             COM             22282E102   68,222   4,137,170 SH         SOLE    NONE    4,137,170     0        0
ELECTRONICS FOR IMAGING INC   COM             286082102   11,540     670,137 SH         SOLE    NONE      670,137     0        0
GOOGLE INC                    CL A            38259P508   16,034      31,664 SH         SOLE    NONE       31,664     0        0
ISHARES INC                   MSCI TAIWAN     464286731   14,763     972,549 SH         SOLE    NONE      972,549     0        0
ISHARES INC                   MSCI S KOREA    464286772    3,429      52,757 SH         SOLE    NONE       52,757     0        0
ISHARES INC                   MSCI GERMAN     464286806   21,839     812,163 SH         SOLE    NONE      812,163     0        0
ISHARES INC                   MSCI HONG KONG  464286871      184       9,945 SH         SOLE    NONE        9,945     0        0
ISHARES TR                    RUSSELL 2000    464287655   96,276   1,162,750 SH         SOLE    NONE    1,162,750     0        0
ITT EDUCATIONAL SERVICES INC  COM             45068B109   13,833     176,800     PUT    SOLE    NONE      176,800     0        0
JOY GLOBAL INC                COM             481165108   28,743     301,800     PUT    SOLE    NONE      301,800     0        0
LIBERTY GLOBAL INC            COM SER A       530555101   16,709     370,985 SH         SOLE    NONE      370,985     0        0
LKQ CORP                      COM             501889208   19,258     738,140 SH         SOLE    NONE      738,140     0        0
LOEWS CORP                    COM             540424108    7,861     186,770 SH         SOLE    NONE      186,770     0        0
MACQUARIE INFRASTR CO LLC     MEMBERSHIP INT  55608B105   42,025   1,522,648 SH         SOLE    NONE    1,522,648     0        0
MENS WEARHOUSE INC            COM             587118100   22,178     658,090 SH         SOLE    NONE      658,090     0        0
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104   13,873     243,176 SH         SOLE    NONE      243,176     0        0
POWERSHS DB US DOLLAR INDEX   DOLL INDX BULL  73936D107   32,432   1,528,371 SH         SOLE    NONE    1,528,371     0        0
QLT INC                       COM             746927102   49,497   6,865,036 SH         SOLE    NONE    6,865,036     0        0
SEMGROUP CORP                 CL A            81663A105   16,142     628,823 SH         SOLE    NONE      628,823     0        0
SOLARWINDS INC                COM             83416B109    4,118     157,519 SH         SOLE    NONE      157,519     0        0
SOUFUN HLDGS LTD              ADR             836034108    5,592     270,683 SH         SOLE    NONE      270,683     0        0
SPDR GOLD TRUST               GOLD SHS        78463V107   18,430     126,229 SH         SOLE    NONE      126,229     0        0
SPDR S&P 500 ETF TR           TR UNIT         78462F103  382,788   2,900,568 SH         SOLE    NONE    2,900,568     0        0
SPDR SERIES TRUST             S&P RETAIL ETF  78464A714   22,019     412,500     PUT    SOLE    NONE      412,500     0        0
SUNTECH PWR HLDGS CO LTD      ADR             86800C104      567      72,085 SH         SOLE    NONE       72,085     0        0
YAHOO INC                     COM             984332106    3,687     245,115 SH         SOLE    NONE      245,115     0        0


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